Employee Benefit Plans - Restricted shares and units (Details) - Restricted Stock Units (RSUs) [Member] - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of aggregate activity of restricted shares and units
Stock Units, Outstanding Beginning of year	1,107,315
Stock Units, Granted	64,063
Stock Units, Forfeited / Cancelled	(2,307)
Stock Units, Issued	(177,163)
Stock Units, Outstanding End of year	991,908	1,107,315
Weighted-Average Grant-Date Fair Value, beginning of year	$ 46.57
Weighted-Average Grant-Date Fair Value, Granted	63.58
Weighted-Average Grant-Date Fair Value, Forfeited / Cancelled	23.73
Weighted-Average Grant-Date Fair Value, Issued	49.23
Weighted-Average Grant-Date Fair Value, ending of year	$ 47.24	$ 46.57
Total Fair Value, Issued	$ 11,000,000	$ 17,000,000	$ 4,000,000
Employee Benefit Plans Additional (Textual) [Abstract]
Unrecognized compensation cost from stock options	0
Weighted-Average Grant-Date Fair Value, granted		$ 62.01	$ 48.87
Total Fair Value, Issued	$ 11,000,000	$ 17,000,000	$ 4,000,000